Segments - Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Income	[1]	€ 18,324	€ 18,590	€ 17,902
Taxation		2,116	2,539	1,705
Non-controlling interests	[1]	108	82	75
Net result	[1]	4,761	5,464	4,975
Attributable to equity holder of the parent [member]
Disclosure of operating segments [line items]
Net result		4,761	5,464	4,975
Special Items Excluded From IFRS [Member]
Disclosure of operating segments [line items]
Income			(121)
Expenses		(775)		(1,157)
Taxation			(121)	358
Net result		775	0	799
Insurance Other Excluded From IFRS [Member]
Disclosure of operating segments [line items]
Income		(89)	53	(33)
Taxation		1	1
Net result		(90)	52	(33)
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income		(148)	(817)	(411)
Taxation		(90)	(258)	(87)
Net result		(58)	(559)	(324)
Underlying Results Excluding Adjustments From IFRS [Member]
Disclosure of operating segments [line items]
Income		18,088	17,704	17,458
Expenses		10,563	10,505	10,430
Taxation		2,028	2,160	1,977
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
Discontinued operations [member]
Disclosure of operating segments [line items]
Net result				441
Continuing operations [member]
Disclosure of operating segments [line items]
Income		18,324	18,590	17,902
Expenses		11,338	10,505	11,588
Taxation		2,116	2,539	1,705
Non-controlling interests		108	82	75
Net result		€ 4,761	€ 5,464	€ 4,534

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.